Stockholder's Equity	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Equity [Abstract]
Stockholder's Equity
Note 5—Stockholder’s Equity
Common Stock:
The Company is authorized to issue 440,000,000 shares of common stock, consisting of 400,000,000 shares of Class A common stock and 40,000,000 shares of Class F common stock.
Upon completion of the Proposed Offering, the Company may (depending on the terms of the Business Combination) be required to increase the number of shares of common stock which it is authorized to issue at the same time as its stockholders vote on the Business Combination to the extent the Company seeks stockholder approval in connection with its Business Combination. Holders of the Company’s common stock vote together as a single class and are entitled to one vote for each share of common stock. At December 31, 2020, there were no shares of Class A common stock and 11,500,000 shares of Class F common stock issued and outstanding.
Preferred Stock:
The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share
, with such designations, voting and other rights and preferences as may be determined from time to time by the
Board
of Directors. At December 31, 2020 there were no shares of preferred stock issued and outstanding.

9. Stockholders’ Equity
Common Stock
The Company is authorized to issue 400,000,000 shares of Class A Common Stock, par value $0.0001 per share, and 40,000,000 shares of Class F Common Stock, par value $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each share of common stock.

At
September 30, 2021 and December 31, 2020, there were
 45,000,000
and -0- shares of Class A Common Stock and
 11,250,000
and 11,500,000 shares of Class F Common Stock issued and outstanding, respectively.
Preferred Stock
The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. At
September
 3
0
, 2021, there were no shares of preferred stock issued and outstanding.